Expense Example - PGIM Muni High Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	404	576	763	1,304	260	500	864	1,681	59	192	337	759	50	192	346	795